Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Short-term employee benefits	$ 7,370	$ 6,460
Share-based compensation	14,648	9,761
Total compensation for key management personnel - continuing operations	22,018	16,221
Total compensation for key management personnel - discontinued operations	$ 4,705	$ 1,154